Document and Entity Information	0 Months Ended
Dec. 20, 2013
Risk/Return:
Document Type	497
Document Period End Date	Dec. 20, 2013
Registrant Name	FundVantage Trust
Central Index Key	0001388485
Amendment Flag	false
Document Creation Date	Dec. 20, 2013
Document Effective Date	Dec. 20, 2013
Prospectus Date	Dec. 20, 2013
Sirios Focus Fund | Class A
Risk/Return:
Trading Symbol	SFDAX
Sirios Focus Fund | Class C
Risk/Return:
Trading Symbol	SFDCX
Sirios Focus Fund | Institutional Class
Risk/Return:
Trading Symbol	SFDIX
Sirios Focus Fund | Retail Class
Risk/Return:
Trading Symbol	SFDRX